Securities-Pre-Tax Net Securities Gains (Losses) by Type (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	$ 91	$ 141	$ 162
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	25	60	83
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	17	(1)	(68)
State and political subdivisions
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	13	13	0
U.S. Government agencies
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	7	0	0
Corporate bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	4	4	29
Foreign covered bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	3	8	7
Sovereign debt
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	2	2	96
European floating rate notes
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	1	8	(34)
Commercial MBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	1	16	11
Other securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net securities gains	$ 18	$ 31	$ 38